Investments in Local Limited Partnerships - Schedule of Equity Method Activity of the Investments in Local Limited Partnership (Details) (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Acquisition fees and costs, accumulated amortization	$ 32,400	$ 27,000